Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000088731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	26.96%	12.00%	11.59%
C000027656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	30.60%	12.14%	11.24%
C000027659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000088731
Average Annual Return [Line Items]
Average Annual Return, Percent	32.93%	13.26%	12.36%
Without Sales Load [Member] | C000027654
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%	12.98%	12.07%
Without Sales Load [Member] | C000027656
Average Annual Return [Line Items]
Average Annual Return, Percent	31.60%	12.14%	11.24%
Without Sales Load [Member] | C000027659
Average Annual Return [Line Items]
Average Annual Return, Percent	32.97%	13.30%	12.39%
Without Sales Load [Member] | C000135447
Average Annual Return [Line Items]
Average Annual Return, Percent	33.01%	13.33%	12.44%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%